UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

July 31, 2015 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $4,849,891,394 and the Fund owned 96.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$12,545	$13,423,150
Bombardier, Inc., 5.50%, 9/15/18(1)	3,085	2,915,325
Bombardier, Inc., 7.50%, 3/15/25(1)	9,265	7,713,112
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	12,493,744
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,076,100
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,266,500
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,811,650
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,598,540

		$76,298,121

Air Transportation — 0.2%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$12,010,600

		$12,010,600

Automotive & Auto Parts — 3.1%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,273,106
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	20,070	21,023,325
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	34,910	37,877,350
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	9,590	9,697,888
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,804,286
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,049,018
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,263,951
Navistar International Corp., 8.25%, 11/1/21	20,215	19,191,919
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	13,080	14,224,500
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	28,300	29,361,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,226,875
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,638,600
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,184,156

		$156,816,224

Banks & Thrifts — 0.9%
Ally Financial, Inc., 5.50%, 2/15/17	$16,320	$17,074,800
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,317,025
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,506,000
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,350,709
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,073,800
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	3,955	4,194,772

		$47,517,106

Broadcasting — 2.3%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,784,350
AMC Networks, Inc., 7.75%, 7/15/21	12,520	13,584,200
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	10,114,812
Netflix, Inc., 5.50%, 2/15/22(1)	15,340	16,030,300
Netflix, Inc., 5.875%, 2/15/25(1)	12,080	12,714,200
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,772,713
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	14,970	15,643,650
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,826,500
Tribune Media Co., 5.875%, 7/15/22(1)	15,565	16,003,933
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,236,425

		$116,711,083

Building Materials — 2.2%
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	$7,635	$7,864,050
Building Materials Corp. of America, 5.375%, 11/15/24(1)	17,075	17,201,355
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,135,612

Security	Principal Amount (000’s omitted)	Value
HD Supply, Inc., 7.50%, 7/15/20	$18,815	$20,226,125
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,756,800
Interline Brands, Inc., 10.00%, 11/15/18(2)	13,391	14,154,287
Nortek, Inc., 8.50%, 4/15/21	5,160	5,547,000
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,377,562
USG Corp., 5.50%, 3/1/25(1)	1,695	1,705,594
USG Corp., 5.875%, 11/1/21(1)	7,265	7,646,413

		$110,614,798

Cable/Satellite TV — 5.4%
Altice Financing SA, 6.625%, 2/15/23(1)	$12,290	$12,689,425
Altice Finco SA, 7.625%, 2/15/25(1)	3,250	3,315,000
Altice SA, 7.625%, 2/15/25(1)	6,140	6,032,550
Altice SA, 7.75%, 5/15/22(1)	16,370	16,472,312
Cable One, Inc., 5.75%, 6/15/22(1)	6,150	6,303,750
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,653,744
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,428,675
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,237,437
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,658,516
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,798,275
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,650,165
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,764,625
CSC Holdings, LLC, 6.75%, 11/15/21	11,715	12,183,600
DISH DBS Corp., 5.875%, 7/15/22	14,220	14,184,450
DISH DBS Corp., 5.875%, 11/15/24	7,315	7,113,838
DISH DBS Corp., 6.75%, 6/1/21	25,700	27,242,000
Numericable-SFR SAS, 4.875%, 5/15/19(1)	7,765	7,900,888
Numericable-SFR SAS, 6.00%, 5/15/22(1)	24,600	25,067,400
Numericable-SFR SAS, 6.25%, 5/15/24(1)	2,925	2,981,891
Unitymedia GmbH, 6.125%, 1/15/25(1)	2,430	2,515,050
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,645,262
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	9,873	10,675,181
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	9,675	10,364,344
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,501,975
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,088,912
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,496,600
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	4,375	4,320,313

		$271,286,178

Capital Goods — 1.0%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$14,975	$13,739,562
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,633,488
HRG Group, Inc., 7.875%, 7/15/19	13,300	14,090,259
HRG Group, Inc., 7.875%, 7/15/19(1)	12,030	12,744,799
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,889,775

		$52,097,883

Chemicals — 1.9%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	$3,523	$3,619,883
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	14,675	15,665,562
Chemours Co. (The), 6.625%, 5/15/23(1)	3,735	3,296,138
Chemours Co. (The), 7.00%, 5/15/25(1)	6,360	5,594,828
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	14,800	15,392,000
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,465,255
Tronox Finance, LLC, 6.375%, 8/15/20	19,410	15,867,675
Tronox Finance, LLC, 7.50%, 3/15/22(1)	4,605	3,856,687
Univar USA, Inc., 6.75%, 7/15/23(1)	5,820	5,863,650
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	9,709,875
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,559,375

		$97,890,928

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 1.6%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$33,630	$33,756,113
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	16,137,600
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	15,435	15,972,138
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,477,500
Tempur Sealy International, Inc., 6.875%, 12/15/20	9,421	10,139,351

		$79,482,702

Containers — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.286%, 12/15/19(1)(4)	$5,475	$5,421,537
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	1,900	1,902,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,186,787
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,861,405
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,905	1,902,619
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,758,114
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	33,920	35,743,200

		$58,776,037

Diversified Financial Services — 2.3%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$5,350	$5,584,063
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	10,877	10,998,994
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,778,490
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,135	7,536,344
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,638,000
International Lease Finance Corp., 8.625%, 9/15/15	8,255	8,316,912
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,158,606
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,848,192
Navient Corp., 5.50%, 1/15/19	15,080	14,853,800
Navient Corp., 5.875%, 10/25/24	6,255	5,441,850
Navient Corp., 7.25%, 1/25/22	2,485	2,460,150
Navient Corp., 8.00%, 3/25/20	10,785	11,216,400
Quicken Loans, Inc., 5.75%, 5/1/25(1)	6,200	6,014,000

		$113,845,801

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,264,844
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,350,981
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,085,200
IAC/InterActiveCorp, 4.875%, 11/30/18	13,475	13,973,575
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,528,400
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,648,375
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,745,569

		$52,596,944

Energy — 13.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,046,738
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	22,315	23,845,809
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,647,838
Antero Resources Corp., 5.375%, 11/1/21	16,185	15,820,837
Antero Resources Corp., 5.625%, 6/1/23(1)	6,345	6,138,788
Antero Resources Corp., 6.00%, 12/1/20	2,115	2,152,013
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	10,270	10,501,075
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,850	9,439,500
California Resources Corp., 5.50%, 9/15/21	9,375	7,781,250
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,760	5,846,400
Chesapeake Energy Corp., 3.539%, 4/15/19(4)	10,910	9,218,950
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	14,161,937
Chesapeake Energy Corp., 7.25%, 12/15/18	14,795	14,092,237
Concho Resources, Inc., 5.50%, 4/1/23	27,330	27,534,975
Concho Resources, Inc., 6.50%, 1/15/22	4,730	4,913,288
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,797,913
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	14,813,919
CrownRock, LP/CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	12,651,187

Security	Principal Amount (000’s omitted)	Value
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	$18,895	$19,083,950
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	2,827,138
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	17,395	16,786,175
Endeavor Energy Resources, LP/EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	4,947,292
Energy Transfer Equity, LP, 5.875%, 1/15/24	13,685	13,992,912
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	10,536,275
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	13,545	14,086,800
Gulfport Energy Corp., 6.625%, 5/1/23(1)	12,395	12,456,975
Gulfport Energy Corp., 7.75%, 11/1/20	17,060	17,571,800
Halcon Resources Corp., 8.625%, 2/1/20(1)	4,335	4,156,181
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,513,525
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,637,302
Laredo Petroleum, Inc., 7.375%, 5/1/22	26,473	26,936,277
Matador Resources Co., 6.875%, 4/15/23(1)	12,185	12,428,700
MEG Energy Corp., 6.375%, 1/30/23(1)	9,040	8,090,800
Memorial Resource Development Corp., 5.875%, 7/1/22	23,435	22,204,662
NBL Texas, LLC, 5.875%, 6/1/22	13,460	14,435,850
Noble Energy, Inc., 5.625%, 5/1/21	9,020	9,573,368
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	6,520	6,357,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	13,234,100
PBF Logistics, LP/PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	14,565	14,601,412
Precision Drilling Corp., 6.50%, 12/15/21	4,905	4,672,013
Range Resources Corp., 5.00%, 8/15/22	4,700	4,606,000
RSP Permian, Inc., 6.625%, 10/1/22(1)	15,425	15,617,812
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	19,987,500
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	13,552,425
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	19,805	19,582,194
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,075	1,074,328
Sabine Pass LNG, LP, 6.50%, 11/1/20	12,645	13,024,350
Sabine Pass LNG, LP, 7.50%, 11/30/16	2,660	2,779,700
SESI, LLC, 6.375%, 5/1/19	9,245	9,429,900
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	10,775	10,586,437
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	22,392,200
Seventy Seven Energy, Inc., 6.50%, 7/15/22	8,790	4,702,650
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	2,838,438
SM Energy Co., 6.125%, 11/15/22	4,360	4,316,400
SM Energy Co., 6.50%, 11/15/21	11,000	11,082,500
SM Energy Co., 6.50%, 1/1/23	10,125	10,200,938
Sunoco, LP/Sunoco Finance Corp., 6.375%, 4/1/23(1)	9,265	9,566,113
Tesoro Corp., 5.375%, 10/1/22	11,035	11,255,700
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	3,100	3,224,000
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	7,445	7,817,250
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	7,250	4,966,250
Whiting Canadian Holding Co. ULC, 8.125%, 12/1/19	20,655	21,429,562
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	1,910	1,881,289
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,825,400

		$678,274,497

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,551,200
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,596,400

		$11,147,600

Environmental — 0.5%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$10,410	$10,930,500
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,913,313
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,732,200
Covanta Holding Corp., 6.375%, 10/1/22	6,470	6,825,850

		$26,401,863

Food & Drug Retail — 0.5%
Rite Aid Corp., 6.125%, 4/1/23(1)	$24,730	$25,781,025

		$25,781,025

Security	Principal Amount (000’s omitted)	Value
Food/Beverage/Tobacco — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$11,526	$6,396,859
Constellation Brands, Inc., 4.25%, 5/1/23	15,225	15,263,062
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,934,875
Dean Foods Co., 6.50%, 3/15/23(1)	12,300	12,638,250
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	15,125	15,503,125
Post Holdings, Inc., 6.00%, 12/15/22(1)	4,205	4,094,619
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,833,150
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,609,950

		$63,273,890

Gaming — 2.1%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$651	$679,770
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	5,297	3,999,573
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	10,445	10,823,631
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,430,950
MGM Resorts International, 6.00%, 3/15/23	12,500	12,750,000
MGM Resorts International, 7.75%, 3/15/22	24,755	27,570,881
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	13,731	11,710,105
Station Casinos, LLC, 7.50%, 3/1/21	8,595	9,218,138
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	21,470	22,114,100
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(8)	9,455	5,058,425

		$107,355,573

Health Care — 12.4%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$9,815	$9,324,250
Alere, Inc., 6.375%, 7/1/23(1)	13,745	14,329,162
Alere, Inc., 6.50%, 6/15/20	5,330	5,569,850
Alere, Inc., 7.25%, 7/1/18	2,470	2,600,293
Alere, Inc., 8.625%, 10/1/18	7,215	7,449,488
AmSurg Corp., 5.625%, 11/30/20	10,540	10,908,900
AmSurg Corp., 5.625%, 7/15/22	9,090	9,383,607
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,849,553
Centene Corp., 4.75%, 5/15/22	4,335	4,378,350
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,048,650
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	21,770	23,348,325
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	17,450	18,627,875
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	20,305,756
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	20,242,537
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	10,610	10,928,300
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 12/15/20(1)	4,473	4,713,424
Endo Finance, LLC/Endo FinCo, Inc., 7.75%, 1/15/22(1)	1,280	1,369,600
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 7/15/23(1)	12,030	12,571,350
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	7,805	8,097,688
ExamWorks Group, Inc., 5.625%, 4/15/23	7,415	7,637,450
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,988,594
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,766,775
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	6,580	6,678,700
HCA, Inc., 6.50%, 2/15/20	12,235	13,710,847
HCA, Inc., 7.50%, 2/15/22	10,400	12,142,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,704,337
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,085,250
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	19,055	20,079,206
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	9,975,563
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	4,050	4,146,188
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19(1)	23,885	25,497,237
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	19,984,725
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	6,180	6,383,322
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	6,195	6,256,950
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	27,710	28,749,125
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	10,198,100
Sterigenics-Nordion Holdings, LLC, 6.50%, 5/15/23(1)	9,345	9,578,625
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	7,440	7,588,800

Security	Principal Amount (000’s omitted)	Value
Teleflex, Inc., 5.25%, 6/15/24	$4,200	$4,315,500
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,452,950
Tenet Healthcare Corp., 6.75%, 6/15/23(1)	9,315	9,757,463
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	34,236,987
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	5,520	5,658,000
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	30,930	32,241,432
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	30,930	32,399,175
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	25,761,937
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	8,678,250
VWR Funding, Inc., 7.25%, 9/15/17	7,580	7,826,350
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	23,330,025

		$624,856,821

Homebuilders/Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$9,345	$9,905,700
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	9,190	9,144,050
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	11,755	11,637,450

		$30,687,200

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$17,080,031
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	6,005	6,260,213
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/23(1)	6,190	6,190,000

		$29,530,244

Insurance — 1.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$9,810	$10,460,403
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	9,155	9,200,775
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,095,606
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,316,438
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)(9)	18,000	18,045,000

		$66,118,222

Leisure — 0.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$5,080	$5,181,600
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,148,000
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	2,185	2,285,947
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,845,243
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,658,300
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	18,289,756

		$44,408,846

Metals/Mining — 1.1%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$20,705	$19,048,600
IAMGOLD Corp., 6.75%, 10/1/20(1)	7,690	5,690,600
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,502,825
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	7,629,875
Novelis, Inc., 8.375%, 12/15/17	4,800	4,974,000
SunCoke Energy, Inc., 7.625%, 8/1/19	767	790,489
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	2,876,200
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	7,935	7,815,975
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,535	1,511,975

		$54,840,539

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$8,205	$9,439,245

		$9,439,245

Publishing/Printing — 0.6%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$23,545	$26,193,813
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	5,415	5,516,531

		$31,710,344

Security	Principal Amount (000’s omitted)	Value
Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$3,785	$3,832,313
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,470,850

		$9,303,163

Restaurants — 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$12,410	$12,441,025
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	24,115	24,954,202
NPC International, Inc., 10.50%, 1/15/20	21,695	22,942,462

		$60,337,689

Services — 5.8%
Acosta, Inc., 7.75%, 10/1/22(1)	$27,315	$27,041,850
Audatex North America, Inc., 6.00%, 6/15/21(1)	13,315	13,647,875
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	11,115	11,115,000
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	8,105	8,226,575
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	22,925	24,185,875
CEB, Inc., 5.625%, 6/15/23(1)	3,690	3,708,450
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	9,004,669
Hertz Corp. (The), 6.25%, 10/15/22	4,780	4,887,550
IHS, Inc., 5.00%, 11/1/22(1)	9,300	9,346,500
Laureate Education, Inc., 10.00%, 9/1/19(1)	75,745	71,579,025
Reliance Intermediate Holdings, LP, 6.50%, 4/1/23(1)	26,505	27,631,462
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,325,000
ServiceMaster Co., LLC (The), 7.00%, 8/15/20	6,689	7,057,229
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	9,685	9,757,638
TMS International Corp., 7.625%, 10/15/21(1)	8,380	8,166,025
United Rentals North America, Inc., 6.125%, 6/15/23	5,640	5,823,300
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	19,536,750
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,492,737
United Rentals North America, Inc., 8.25%, 2/1/21	552	590,232
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	9,950	9,129,125

		$292,252,867

Steel — 0.3%
ArcelorMittal, 7.00%, 2/25/22	$3,775	$3,888,250
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	13,584	12,123,720

		$16,011,970

Super Retail — 4.9%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$16,640	$17,638,400
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	7,495	5,152,813
Dollar Tree, Inc., 5.25%, 3/1/20(1)	9,275	9,831,500
Dollar Tree, Inc., 5.75%, 3/1/23(1)	32,155	34,084,300
Hot Topic, Inc., 9.25%, 6/15/21(1)	22,965	23,653,950
L Brands, Inc., 6.625%, 4/1/21	21,680	24,484,958
L Brands, Inc., 8.50%, 6/15/19	12,810	15,131,812
Levi Strauss & Co., 6.875%, 5/1/22	10,830	11,737,012
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	7,015,750
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,885,713
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	7,040	7,585,600
Party City Holdings, Inc., 8.875%, 8/1/20	18,576	19,992,420
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	10,965	11,458,425
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	15,360	15,811,200
PVH Corp., 7.75%, 11/15/23	13,090	15,380,750
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,151,400
rue21, Inc., 9.00%, 10/15/21(1)	9,420	8,242,500
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,446,638

		$246,685,141

Technology — 5.9%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$5,685	$5,883,975
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	11,046,400
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	37,591,350

Security	Principal Amount (000’s omitted)	Value
Avaya, Inc., 9.00%, 4/1/19(1)	$11,110	$11,387,750
Avaya, Inc., 10.50%, 3/1/21(1)	14,071	11,503,033
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,501,344
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	13,560	13,424,400
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,352,756
First Data Corp., 6.75%, 11/1/20(1)	9,464	10,031,840
First Data Corp., 7.375%, 6/15/19(1)	4,270	4,464,712
First Data Corp., 10.625%, 6/15/21	7,039	7,866,083
First Data Corp., 11.25%, 1/15/21	9,513	10,583,213
First Data Corp., 11.75%, 8/15/21	9,484	10,787,481
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	8,000	8,380,000
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	14,105	13,911,056
Infor US, Inc., 6.50%, 5/15/22(1)	6,710	6,877,750
Italics Merger Sub, Inc., 7.125%, 7/15/23(1)	18,335	18,059,975
Micron Technology, Inc., 5.25%, 8/1/23(1)	10,070	9,717,550
Micron Technology, Inc., 5.625%, 1/15/26(1)	12,465	11,966,400
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,550,300
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,716,149
Plantronics, Inc., 5.50%, 5/31/23(1)	12,395	12,611,913
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	12,970	13,456,375
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	8,413,875
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	6,841,250
Zebra Technologies Corp., 7.25%, 10/15/22(1)	19,875	21,812,812

		$298,739,742

Telecommunications — 6.4%
CenturyLink, Inc., 6.75%, 12/1/23	$12,885	$12,965,531
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23(1)	2,480	2,380,800
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	8,495,550
Digicel, Ltd., 6.75%, 3/1/23(1)	11,460	11,024,520
Equinix, Inc., 5.375%, 1/1/22	1,740	1,774,800
Frontier Communications Corp., 6.25%, 9/15/21	9,340	8,662,850
Frontier Communications Corp., 6.875%, 1/15/25	9,340	7,985,700
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,465,925
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,908,488
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	10,400,850
Intelsat Luxembourg SA, 7.75%, 6/1/21	29,525	23,583,094
Intelsat Luxembourg SA, 8.125%, 6/1/23	16,365	13,092,000
SBA Telecommunications, Inc., 5.75%, 7/15/20	8,665	9,087,419
Sprint Capital Corp., 8.75%, 3/15/32	5,050	4,791,188
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,096,845
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	17,284,856
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	31,559,087
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,465,437
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,110,000
Sprint Corp., 7.25%, 9/15/21	18,505	17,741,669
Sprint Corp., 7.625%, 2/15/25	13,225	12,233,125
Sprint Corp., 7.875%, 9/15/23	24,990	23,995,398
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,229,000
T-Mobile USA, Inc., 6.375%, 3/1/25	6,375	6,701,719
T-Mobile USA, Inc., 6.625%, 4/1/23	8,800	9,394,000
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,341,032
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,969,688
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	19,610	20,100,250
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	12,970	13,780,625
Windstream Services, LLC, 7.75%, 10/1/21	15,555	13,221,750

		$320,843,196

Transportation Ex Air/Rail — 1.3%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,425,700
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	8,820,500

Security	Principal Amount (000’s omitted)	Value
XPO Logistics, Inc., 6.50%, 6/15/22(1)	$15,060	$14,852,925
XPO Logistics, Inc., 7.875%, 9/1/19(1)	36,979	39,659,977

		$65,759,102

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$3,954,300
Calpine Corp., 5.375%, 1/15/23	10,255	10,075,538
Calpine Corp., 5.75%, 1/15/25	3,295	3,224,981
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	15,645	16,231,687
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	12,470	12,962,565
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	10,620	11,018,250
NRG Energy, Inc., 7.875%, 5/15/21	7,300	7,724,276
NRG Energy, Inc., 8.25%, 9/1/20	6,695	6,989,580
TerraForm Global Operating, LLC, 9.75%, 8/15/22(1)(9)	5,690	5,700,669
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	4,545	4,610,357

		$82,492,203

Total Corporate Bonds & Notes (identified cost $4,408,210,655)		$4,442,195,387

Senior Floating-Rate Interests — 5.6%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$6,870	$6,891,469

		$6,891,469

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,432	$9,353,846

		$9,353,846

Energy — 0.2%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$11,495,318

		$11,495,318

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,577,188

		$6,577,188

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$3,163	$3,241,563

		$3,241,563

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,170	$7,193,362

		$7,193,362

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 5.00%, Maturing 12/20/19	$9,537	$9,550,731

		$9,550,731

Metals/Mining — 0.2%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$8,891	$7,308,548

		$7,308,548

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,503	$7,548,369
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	9,421	9,473,828

		$17,022,197

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$13,500	$13,440,938
AlixPartners, LLP, Term Loan, Maturing 7/15/22(11)	9,680	9,721,140
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	12,886,069
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,929	3,681,625

		$39,729,772

Super Retail — 1.3%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$15,860	$15,945,864
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	20,145	19,905,778
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,829,170
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	7,766	7,804,808
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	13,657	12,450,408

		$65,936,028

Technology — 0.2%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$8,895	$8,175,991

		$8,175,991

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$25,119	$25,225,619
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	33,400	33,650,500
Asurion, LLC, Term Loan - Second Lien, Maturing 3/3/21(11)	850	845,750

		$59,721,869

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,263,303
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,917	1,770,284
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	331	305,221
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,645	2,441,770

		$6,780,578

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$17,456	$17,546,971
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	4,684	4,706,605

		$22,253,576

Total Senior Floating-Rate Interests (identified cost $282,987,192)		$281,232,036

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,470	$4,799,104

		$4,799,104

Health Care — 0.3%
Hologic, Inc., 0.00% , 12/15/43	$10,970	$13,767,350

		$13,767,350

Total Convertible Bonds (identified cost $28,051,547)		$18,566,454

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(12)	$5,515	$5,599,327

		Value
Total Commercial Mortgage-Backed Securities (identified cost $5,526,964)		$5,599,327

Common Stocks — 0.3%

Security	Shares	Value
Building Materials — 0.1%
Panolam Holdings Co. (5)(6)(13)	6,997	$6,144,486

		$6,144,486

Consumer Products — 0.0%(14)
HF Holdings, Inc.(5)(6)(13)	3,400	$83,946

		$83,946

Energy — 0.1%
Seven Generations Energy, Ltd., Class A(13)	270,455	$3,039,866

		$3,039,866

Gaming — 0.0%(14)
New Cotai Participation Corp., Class B(5)(6)(13)	36	$1,139,220

		$1,139,220

Telecommunications — 0.1%
NII Holdings, Inc.(13)	221,445	$3,166,663

		$3,166,663

Total Common Stocks (identified cost $13,140,570)		$13,574,181

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$3,349,749
Chesapeake Energy Corp., 5.75%	2,751	1,427,081

		$4,776,830

Health Care — 0.6%
Alere, Inc., 3.00%	95,349	$31,322,146

		$31,322,146

Total Convertible Preferred Stocks (identified cost $32,051,373)		$36,098,976

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(14)
Adelphia, Inc., Escrow Certificate(13)	10,260,000	$64,125
Adelphia, Inc., Escrow Certificate(13)	5,085,000	31,781

		$95,906

Energy — 0.0%(14)
SemGroup Corp., Escrow Certificate(5)(13)	10,225,000	$0

		$0

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(5)(13)	$2,354,459	$47,089
PGP Investors, LLC, Membership Interests(5)(6)(13)	38,571	13,500,001
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(13)	8,520	4,828,000

		$18,375,090

Security	Principal Amount/ Shares	Value
Utilities — 0.0%(14)
EME Reorganization Trust	9,902,937	$128,738

		$128,738

Total Miscellaneous (identified cost $15,283,904)		$18,599,734

Warrants — 0.0%(14)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(14)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(5)(13)	5,575	$56

		$56

Total Warrants (identified cost $0)		$56

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(15)	$187,990	$187,990,318

Total Short-Term Investments (identified cost $187,990,318)		$187,990,318

Total Investments — 99.1% (identified cost $4,973,242,523)		$5,003,856,469

Other Assets, Less Liabilities — 0.9%		$47,185,171

Net Assets — 100.0%		$5,051,041,640

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $2,377,823,335 or 47.1% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Restricted security.

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2015.

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	When-issued security/delayed delivery security.

(10)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(13)	Non-income producing security.

(14)	Amount is less than 0.05%.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $199,621.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,992,106,952

Gross unrealized appreciation	$133,585,379
Gross unrealized depreciation	(121,835,862)

Net unrealized appreciation	$11,749,517

Restricted Securities

At July 31, 2015, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 5/20/15	$651,360	$600,647	$679,770

Total Corporate Bonds & Notes			$600,647	$679,770

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$83,946
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,139,220
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,144,486

Total Common Stocks			$5,138,965	$7,367,652

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$13,500,001
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	149,100	4,828,000

Total Miscellaneous			$13,452,225	$18,328,001

Total Restricted Securities			$19,191,837	$26,375,423

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/31/15	Canadian Dollar 4,640,000	United States Dollar 3,728,794	JPMorgan Chase Bank, N.A.	$181,629	$—	$181,629
8/31/15	United States Dollar 307,054	Canadian Dollar 400,000	JPMorgan Chase Bank, N.A.	—	(1,264)	(1,264)
8/31/15	United States Dollar 337,764	Canadian Dollar 430,000	JPMorgan Chase Bank, N.A.	—	(9,040)	(9,040)

				$181,629	$(10,304)	$171,325

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Ford Motor Co.	Baa3/BBB-	$5,000	5.00%(1)	3/20/17	$417,002	$(50,521)	$366,481
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00(1)	12/20/16	289,439	(2,240)	287,199
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00(1)	9/20/16	238,465	(70,033)	168,432
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00(1)	9/20/16	238,465	(39,132)	199,333
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00(1)	12/20/16	571,643	(111,018)	460,625
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00(1)	9/20/16	238,465	(45,320)	193,145
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00(1)	12/20/16	571,643	(82,241)	489,402

Total			$36,500			$2,565,122	$(400,505)	$2,164,617

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$2,565,122	$—
Foreign Exchange	Forward foreign currency exchange contracts	181,629	(10,304)

Total		$2,746,751	$(10,304)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,441,515,617	$679,770	$4,442,195,387
Senior Floating-Rate Interests	—	281,232,036	—	281,232,036
Convertible Bonds	—	18,566,454	—	18,566,454
Commercial Mortgage-Backed Securities	—	5,599,327	—	5,599,327
Common Stocks	6,206,529	—	7,367,652	13,574,181
Convertible Preferred Stocks	3,349,749	32,749,227	—	36,098,976
Miscellaneous	128,738	4,923,906	13,547,090	18,599,734
Warrants	—	—	56	56
Short-Term Investments	—	187,990,318	—	187,990,318
Total Investments	$9,685,016	$4,972,576,885	$21,594,568	$5,003,856,469
Forward Foreign Currency Exchange Contracts	$—	$181,629	$—	$181,629
Swap Contracts	—	2,565,122	—	2,565,122
Total	$9,685,016	$4,975,323,636	$21,594,568	$5,006,603,220

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(10,304)	$—	$(10,304)
Total	$—	$(10,304)	$—	$(10,304)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015